RELATED PARTY TRANSACTIONS - Forward Purchase Agreements (Details) - USD ($) $ in Millions					1 Months Ended				3 Months Ended
	Jul. 28, 2022	Dec. 20, 2021	Mar. 18, 2021	Mar. 01, 2021	Nov. 30, 2023	Sep. 30, 2023	Dec. 31, 2021	Mar. 31, 2021	Nov. 30, 2023
Sponsor Warrants
Related Party Transaction [Line Items]
Issued (in shares)	1,000,000		5,933,333
Consideration received	$ 1.5
Class A Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares)						14,000,000
Consideration received					$ 2.0	$ 68.0			$ 70.0
Related Party
Related Party Transaction [Line Items]
Performance fee allocation percentage								20.00%
Hurdle rate (percent)								5.00%
Hurdle rate accrual period				5 years
Burwell and Zeno | Sponsor Warrants
Related Party Transaction [Line Items]
Issued (in shares)		5,333,333
Burwell and Zeno | Class A Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares)		16,000,000
Burwell and Zeno | Related Party
Related Party Transaction [Line Items]
Consideration received							$ 160.0
Burwell and Zeno | Related Party | Sponsor Warrants
Related Party Transaction [Line Items]
Issued (in shares)							5,333,333
Burwell and Zeno | Related Party | Class A Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares)							16,000,000
Beauty Ventures LLC
Related Party Transaction [Line Items]
Consideration received				$ 173.0
Beauty Ventures LLC | Sponsor Warrants
Related Party Transaction [Line Items]
Issued (in shares)				5,766,666
Beauty Ventures LLC | Class A Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares)				17,300,000
Beauty Ventures LLC | Related Party
Related Party Transaction [Line Items]
Consideration received								$ 173.0
Beauty Ventures LLC | Related Party | Sponsor Warrants
Related Party Transaction [Line Items]
Issued (in shares)								5,766,666
Beauty Ventures LLC | Related Party | Class A Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares)								17,300,000